TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Income Tax Disclosure [Line Items]
Profit before income tax	$ 2,759	Rp 38,299	Rp 36,077	Rp 42,628
Less: consolidated income subject to final tax - net		(1,141)	(1,277)	(1,491)
Net		37,158	34,800	41,137
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%		7,432	6,960	8,228
Difference in applicable statutory tax rate for subsidiaries		1,531	1,753	2,046
Non-deductible expenses		827	423	767
Final income tax expense		73	60	591
Unrecognized deferred tax		323	(2)	4
Deferred tax assets on fixed assets revaluation for tax purpose				(1,796)	Rp (1,415)
Others		253	172	118
Net Income Tax Expense	$ 752	Rp 10,439	Rp 9,366	Rp 9,958
The company
Income Tax Disclosure [Line Items]
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%